Consolidated Statements of Cash Flow (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flow from operating activities
Net Income (Loss)	$ (3,857,876)	$ 1,187,981	$ 386,066
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	996,420	725,365	331,198
Issuance of share based compensation	10	0
Loss/(Gain) on disposal of property, plant and equipment	(11,416)	0
Bad debt expenses	370,881	110,135	82,932
Issuance of common shares for services	0	35,690
Decrease / (Increase) in Accounts Receivable	3,854,236	5,486,362	(4,537,685)
Decrease / (Increase) in Other Receivable	1,522,908	(932,398)	(680,699)
Decrease / (Increase) in Note Receivable	(47,611)	0
Decrease / (Increase) in Advance to Suppliers	5,388,982	(5,431,961)	(2,733,568)
Decrease / (Increase) in Inventories	240,350	1,245,223	(1,588,929)
Decrease / (Increase) in Cost and Estimated Earnings in Excess of Billings	2,163,061	(1,723,283)	(368,950)
Decrease / (Increase) in Prepaid Expenses - Short Term	(275)	0	(96,154)
Increase / (Decrease) in Accounts Payable and Accrued Expenses	(5,520,317)	6,700,102	3,065,632
Increase / (Decrease) in Advances from Customer	(1,899,489)	4,140,631	693,352
Increase / (Decrease) in Unearned Lease Income	0	(748,333)	748,333
Increase / (Decrease) in Taxes Payable	10,493	(459,286)	(176,534)
Increase / (Decrease) in Other Payable	1,511,342	157,800	65,520
Increase / (Decrease) in Billings in Excess of Costs and Estimated Earnings	0	(896,649)	873,434
Increase/ (Decrease) in Deposit	(1,622)	0
Net cash provided by / (used in) operating activities	4,720,077	9,597,379	3,897,847
Cash flows from investing activities
Purchases of property, plant and equipment	(4,313,921)	(8,044,665)	(1,778,721)
(Increase) / Decrease in construction in progress	271,560	(4,061,256)
Purchases of intangible asset - land	(2,125,004)	0
Prepaid expense - long term loan	0	101,438
Net cash provided by / (used in) investing activities	(6,167,365)	(12,004,483)	(1,778,721)
Cash flows from financing activities
Net cash provided by acquisition			6,910,534
Repayment of Short term loans	(952,412)	(1,510,000)	(732,250)
Due from the related party	76,037	6,154	(20,273)
Due to related parties	261,861	53,972
Restricted cash	(395,482)	344,002	(733,781)
Proceed of short term debt	0	3,491,620	1,510,000
Proceed of long term debt	(476,152)	1,587,100
Net cash provided by / (used in) financing activities	(1,486,148)	3,972,848	6,934,230
Net Increase/(Decrease) in Cash & Cash Equivalents for the year	(2,933,436)	1,565,745	1,257,662
Effect of currency translation	20,656	893,336	234,771
Cash & cash equivalents at beginning of year	4,626,799	2,167,718	675,286
Cash & cash equivalents at end of year	1,714,019	4,626,799	2,167,718
Interest received	2,868	0	0
Interest paid	311,480	219,621	68,571
Tax paid	$ 706,898	$ 427,370	$ 25,752